SUBSEQUENT EVENTS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2012 USD ($) months	Mar. 31, 2012 CAD
Subsequent Events 1	$ 15,000,000
Subsequent Events 2	15,000,000
Subsequent Events 3	1,500,000
Subsequent Events 4		3,000,000
Subsequent Events 5	10.00%	10.00%
Subsequent Events 6		4,500,000
Subsequent Events 7	10.00%	10.00%
Subsequent Events 8	5.00%	5.00%
Subsequent Events 9	12	12
Subsequent Events 10	80.00%	80.00%
Subsequent Events 11	5.00%	5.00%
Subsequent Events 12	1.00%	1.00%
Subsequent Events 13	14,062,500	14,062,500
Subsequent Events 14		0.16